Property, Plant and Equipment, net - Summary of Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 3,161,273	$ 3,010,575	$ 2,761,170
Less: accumulated depreciation	(650,163)	(521,893)	(361,556)
Property, plant and equipment, net	2,511,110	2,488,682	2,399,614
Compression equipment
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	3,113,641	2,973,599	2,731,638
Trailers and vehicles
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	9,239	7,193	6,516
Field equipment
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	18,385	15,501	11,417
Technology hardware and software
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	10,330	6,698	3,944
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	4,209	1,947	1,772
Shipping containers
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	3,349	3,137	2,882
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	1,570	1,519	1,460
Finance lease
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	530	981
Land
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 20	0
Other
Property, Plant and Equipment [Line Items]
Total property and equipment, gross		$ 981	$ 1,541